Discontinued Operations (Tables)	12 Months Ended
Aug. 31, 2022
Discontinued Operations [Abstract]
Schedule of reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations
As of August 31,
2021
RMB
ASSETS
Current assets
Cash and cash equivalents	2,881,737
Restricted cash, net of allowance of RMB 4	30,553
Accounts receivable, net of allowance of RMB 2,854	6,541
Amounts due from related parties, net of allowance of RMB 50	3,148
Other receivables, deposits and other assets, net of allowance of RMB 88	49,003
Inventories	23,200
Amounts due from continuing operations	333,270
Total current assets	3,327,452
Property and equipment, net	510,862
Land use rights, net	83,949
Intangible assets, net	78,373
Goodwill, net	231,386
Prepayments for construction contracts	3,863
Deferred tax assets, net	4,109
Operating lease right-of-use assets – non current	157,813
Other non-current assets, net of allowance of RMB 343	13,335
Total non-current assets	1,083,690
TOTAL ASSETS	4,411,142
LIABILITIES
Current liabilities
Short-term loan	77,500
Accounts payables	21,745
Amounts due to related parties	38,422
Accrued expenses and other current liabilities	512,404
Income tax payable	38,678
Operating lease liabilities – current	6,343
Contract liabilities	1,229,601
Refund liabilities	14,008
Amounts due to continuing operations	2,028,866
Total current liabilities	3,967,567
Deferred tax liabilities	22,959
Other non-current liabilities	2,213
Operating lease liabilities – non-current	157,136
Total non-current liabilities	182,308
TOTAL LIABILITIES	4,149,875

Schedule of reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss
	For the year ended August 31,
	2020	2021
	RMB	RMB
Revenue	1,890,156	2,303,339
Cost of revenue	(1,085,249)	(1,315,026)
Gross profit	804,907	988,313
Selling, general and administrative expenses	(308,554)	(400,012)
Other operating income	3,900	7,604
Impairment loss on goodwill*	(68,723)	-
Operating income	431,530	595,905
Interest income/(expense), net	3,560	(695)
Investment income	52,509	56,657
Other expenses	(927)	(4,180)
Income before income taxes and share of equity in loss of unconsolidated affiliate	486,672	647,687
Income tax expense	(15,177)	(16,877)
Share of equity in loss of unconsolidated affiliate	-	(200)
Net income (before one-off loss upon deconsolidation of the Affected Entities)	471,495	630,610

One-off loss upon deconsolidation of the Affected Entities, net of tax	-	(261,267)
Net income from discontinued operations	471,495	369,343
Summarized cash flow information for discontinued operations are as follows:
Net cash provided by operating activities	308,989	516,873
Net cash (used in)/provided by investing activities**	(329,453)	137,323
Net cash provided by/(used in) financing activities***	1,690,275	(153,987)

Note*: For the year ended August 31, 2020, the Group has determined that based on the underperformance of the Wuhan Sannew reporting unit since the acquisition date, market conditions and other factors including the uncertainty in the Sino-US relationship and adverse impacts from COVID-19, it was more likely than not that the fair value of Wuhan Sannew reporting unit was less than the carrying amount. The Group utilized the discounted cash flow model to estimate the fair value of the reporting unit and concluded the carrying amount of Wuhan Sannew reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 68,723 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2020.

Note**: There was amount of RMB 271,577 cash invested into continuing operations during the year ended August 31, 2020. The amount of RMB 192,373 cash was redeemed from continuing operations for the year ended August 31, 2021.

Note***: There was amount of RMB 1,641,732 cash received from continuing operations by the Affected Entities during the year ended August 31, 2020. The amount of RMB 111,668 was repaid to continuing operations for the year ended August 31, 2021.